Common shares and treasury shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 19, 2025
November 2021 share repurchase plan
Basic and diluted net income per share
Share repurchase authorized period		12 months	12 months
2021 share repurchase program
Basic and diluted net income per share
Aggregate consideration					$ 183.3
Share repurchase authorized period	12 months
2025 share repurchase program
Basic and diluted net income per share
Total outstanding share repurchase program							$ 300.0
Class A common shares
Basic and diluted net income per share
Common shares, shares authorized (in shares)				10,000,000,000	10,000,000,000
Common shares, shares issued (in shares)				1,306,734,444	1,317,840,464
Common shares, shares outstanding (in shares)				673,183,174	714,663,197
Number of shares repurchased				48,435,040	184,240,240
Average price per ADS				$ 55.5971	$ 33.5701
Average price per share				$ 2.7799	$ 1.6785
Aggregate consideration				$ 134.6	$ 309.2
Transfer from treasury shares to issued common shares for vested restricted share units				6,977,380	8,063,760
Class B common shares
Basic and diluted net income per share
Common shares, shares authorized (in shares)				1,000,000,000	1,000,000,000
Common shares, shares issued (in shares)				326,509,555	326,509,555
Common shares, shares outstanding (in shares)				326,509,555	326,509,555
ADS
Basic and diluted net income per share
Number of shares repurchased				2,421,752	9,212,012
Restricted shares | Class A common shares
Basic and diluted net income per share
Forfeited for common shares (in shares)				22,363	3,962
November 2021 share repurchase plan
Basic and diluted net income per share
Total outstanding share repurchase program		$ 530.0	$ 800.0
Repurchase of common stock						$ 273.5